S000071770 [Member] Average Annual Total Returns		12 Months Ended	43 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.04%	(1.28%)
iBoxx USD Liquid Investment Grade BBB 0+ Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.01%	(0.56%)
iShares BBB Rated Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		2.74%	(0.72%)
Performance Inception Date			May 18, 2021
iShares BBB Rated Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.91%	(2.24%)
iShares BBB Rated Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.61%	(1.19%)

[1]	The Fund has added this broad-based index in response to new regulatory requirements.